Shareholder Report, Line Graph (Details) 1014030_Franklin FTSE Mexico ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 03, 2017	Mar. 31, 2026
Franklin FTSE Mexico ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Mexico ETF (NAV)
Accumulated Value	$ 12,414	$ 16,215	$ 13,665	$ 12,294	$ 9,580	$ 6,104	$ 9,129	$ 10,063	$ 10,000	$ 18,876
FTSE Mexico Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Mexico Index-NR
Accumulated Value	12,252	16,124	13,624	12,364	9,719	6,116	9,028	9,997	10,000	$ 18,750
FTSE Mexico Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Mexico Capped Index-NR
Accumulated Value	$ 12,321	$ 16,182	$ 13,602	$ 12,229	$ 9,530	$ 6,066	$ 9,076	$ 10,002	$ 10,000	$ 18,785